LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets			$ 5,001,360
Operating lease liabilities	$ 9,279,123		$ 5,001,360
Operating lease costs	1,403,743	$ 1,249,422
Portion of operating lease costs allocated to inventory	812,368	700,185
Lease liabilities classified as held for sale	412,093	$ 1,217,499
Undiscounted lease liabilities with related parties	16,792,993
Undiscounted lease liabilities classified as held for sale	$ 1,065,557